ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($)														1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 30, 2019	Dec. 19, 2019	Mar. 22, 2019	Jan. 04, 2019	Dec. 31, 2018	Nov. 05, 2018	Oct. 16, 2018	Oct. 01, 2018	Sep. 07, 2018	Jun. 01, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Revenues																$ 6,597,000,000		$ 4,652,000,000	$ 3,535,000,000
Net income (loss)																650,000,000		806,000,000	574,000,000
Deferred tax liability																1,024,000,000		694,000,000
Unit issuance																809,000,000		588,000,000	$ 1,212,000,000
Goodwill	$ 6,553,000,000	$ 6,553,000,000	$ 6,553,000,000					$ 3,859,000,000							$ 6,553,000,000	6,553,000,000	$ 6,553,000,000	3,859,000,000
Western Canadian natural gas midstream business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			29.00%								29.00%
Consideration transferred	377,000,000	377,000,000	$ 377,000,000								$ 559,000,000				377,000,000	377,000,000	377,000,000
Equity funded consideration	246,000,000	246,000,000	246,000,000								281,000,000				246,000,000	246,000,000	246,000,000
Acquisition costs recorded																8,000,000		3,000,000
Revenues			0
Net income (loss)			0
Goodwill expected to be deductible for tax purposes											0
Cash	377,000,000	377,000,000	377,000,000								559,000,000				377,000,000	377,000,000	377,000,000
Asset level debt raised											278,000,000
Goodwill	218,000,000	218,000,000	218,000,000								524,000,000				218,000,000	218,000,000	218,000,000
Western Canadian natural gas midstream business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred	1,300,000,000	1,300,000,000	1,300,000,000								2,000,000,000				1,300,000,000	1,300,000,000	1,300,000,000
Equity funded consideration	861,000,000	861,000,000	$ 861,000,000								982,000,000				861,000,000	861,000,000	861,000,000
Asset level debt raised											$ 974,000,000
North American Rail Business
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				9.00%
Consideration transferred				$ 602,000,000
Equity funded consideration				502,000,000
Acquisition costs recorded																38,000,000
Revenues		0
Net income (loss)		$ 0
Goodwill expected to be deductible for tax purposes				0
Cash				602,000,000
Goodwill				2,042,000,000
North American Rail Business | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred				6,500,000,000
Equity funded consideration				$ 5,400,000,000
U.K. Telecommunications
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary					25.00%
Consideration transferred					$ 141,000,000
Acquisition costs recorded																6,000,000
Revenues	0
Net income (loss)	0
Cash					73,000,000
Deferred consideration					$ 68,000,000
Period of payable from close of transaction					2 years
Deferred tax liability	$ 25,000,000
Goodwill					$ 301,000,000
U.K. Telecommunications | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred					564,000,000
Cash					293,000,000
Deferred consideration					$ 270,000,000
Indian natural gas operations
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						24.00%
Consideration transferred						$ 443,000,000
Equity funded consideration						226,000,000
Acquisition costs recorded																3,000,000
Revenues															266,000,000
Net income (loss)															$ (51,000,000)
Cash						443,000,000
Asset level debt raised						217,000,000
Indian natural gas operations | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred						1,879,000,000
Equity funded consideration						959,000,000
Asset level debt raised						$ 920,000,000
Australian data center operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary							29.00%
Consideration transferred							$ 78,000,000
Equity funded consideration							48,000,000
Acquisition costs recorded																11,000,000
Revenues																	20,000,000
Net income (loss)																	$ 8,000,000
Goodwill expected to be deductible for tax purposes							0
Cash							78,000,000
Goodwill							68,000,000
Australian data center operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred							272,000,000
Equity funded consideration							$ 166,000,000
U.S. data center operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary								29.00%
Consideration transferred								$ 315,000,000										315,000,000
Equity funded consideration								164,000,000										164,000,000
Acquisition costs recorded																		10,000,000
Cash								315,000,000										315,000,000
Asset level debt raised								151,000,000										151,000,000
Goodwill								486,000,000										486,000,000
U.S. data center operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred								1,103,000,000										1,103,000,000
Equity funded consideration								577,000,000										577,000,000
Asset level debt raised								526,000,000										526,000,000
Equity funded consideration from non-controlling interests								$ 413,000,000										413,000,000
Rayalseema Expressway Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary									26.00%
Consideration transferred									$ 5,000,000
Acquisition costs recorded																		1,000,000
Cash									3,000,000
Contingent consideration, acquisition-date fair value									2,000,000
Rayalseema Expressway Limited | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred									16,000,000
Cash									10,000,000
Contingent consideration, acquisition-date fair value									$ 6,000,000
North American residential energy infrastructure operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary										30.00%
Consideration transferred										$ 723,000,000
Equity funded consideration										427,000,000
Acquisition costs recorded																		4,000,000
Goodwill expected to be deductible for tax purposes										0
Cash										491,000,000
Asset level debt raised										64,000,000
Goodwill										1,260,000,000
North American residential energy infrastructure operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred										2,400,000,000
Equity funded consideration										2,000,000,000
Asset level debt raised										$ 216,000,000
Simhapuri Expressway Limited
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary												29.00%
Consideration transferred												$ 53,000,000
Acquisition costs recorded																		1,000,000
Goodwill expected to be deductible for tax purposes												0
Cash												53,000,000
Deferred tax liability												23,000,000
Goodwill												23,000,000
Simhapuri Expressway Limited | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred												$ 182,000,000
Colombian natural gas distribution operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary													16.00%
Consideration transferred													$ 150,000,000
Equity funded consideration													88,000,000
Acquisition costs recorded																		$ 2,000,000
Goodwill expected to be deductible for tax purposes													0
Cash													118,000,000
Asset level debt raised													62,000,000
Goodwill													621,000,000
Pre-existing equity interest, percentage														3.00%					3.00%
Business combinations, pre-existing interest, equity													32,000,000	$ 32,000,000					$ 32,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination														$ 0
Colombian natural gas distribution operation | Consortium
Disclosure of detailed information about business combination [line items]
Consideration transferred													522,000,000
Equity funded consideration													309,000,000
Asset level debt raised													$ 213,000,000
North River, G&W, WIG, EWPL and DCI
Disclosure of detailed information about business combination [line items]
Pro forma revenue																9,200,000,000
Pro forma net income																$ 900,000,000
Non-controlling interest— Exchange LP Units | North American residential energy infrastructure operation
Disclosure of detailed information about business combination [line items]
Exchange LP conversion (in shares)										0.5509
Unit issuance										$ 232,000,000
Issued for cash (in shares)										5,700,000